Warrant Liabilities (Details) - USD ($)		6 Months Ended
	Apr. 01, 2024	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Warrant Liabilities [Line Items]
Purchase of warrant	13,426,246
Purchase price per warrant (in Dollars per share)	$ 0.0764
Strike price (in Dollars per share)	$ 11.5
Shares outstanding		66,864,696		29,709,641
Carrying value of warrants (in Dollars)		$ 1,942,282		$ 1,137,946
Change in warrant liabilities (in Dollars)		$ 221,413	$ 208,383
Public Warrants [Member]
Warrant Liabilities [Line Items]
Shares outstanding		10,000,000		10,000,000
Private Placement Warrants [Member]
Warrant Liabilities [Line Items]
Shares outstanding		14,146,246		14,146,246
Service Warrants [Member]
Warrant Liabilities [Line Items]
Shares outstanding		152,800		152,800